Income Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Income before income taxes	$ 262,336	$ 208,377	$ 164,904
Income before income taxes	88,015	84,542	101,177
Income before income taxes	350,351	292,919	266,081
Current:
Federal	72,185	62,686	98,206
Foreign	35,874	27,681	42,690
State	10,806	6,256	11,056
Total current expense	118,865	96,623	151,952
Deferred:
Federal	10,420	6,322	(30,833)
Foreign	(3,339)	(6,437)	2,653
State	4,014	642	(9,612)
Total deferred taxes	11,095	527	(37,792)
Income taxes	$ 129,960	$ 97,150	$ 114,160